DERIVATIVE LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
DERIVATIVE LIABILITIES [Text Block]

NOTE 6 – DERIVATIVE LIABILITIES

The Company has determined that the variable conversion prices under its convertible notes caused the embedded conversation feature to be a financial derivative. The Company may not have enough authorized common stock to settle its obligation if the note holder elects to convert the note into common shares when the trading price is lower than a certain threshold.

The derivative instruments were valued at loan origination date, date of debt conversion and at March 31, 2015, The fair values of the derivative liabilities related to the conversion options of these notes was estimated on the transaction dates (loan original date and date of debt conversion) using the Multinomial Lattice option pricing model, under the following assumptions:

	December 31,	New	March 31,
	2014	Issuances	2015

Shares of common stock issuable upon exercise of debt	23,193,987	13,615,794	34,984,114
Estimated market value of common stock on measurement date	$0.17	$0.02-0.0261	$0.0196
Exercise price	$0.00766 - 0.1	$0.009 - 0.03	$0.009 - 0.1
Risk free interest rate (1)	0.04% - 0.25%	0.25%	0.05% - 0.25%
Expected dividend yield (2)	0.00%	0.00%	0.00%
Expected volatility (3)	61.54% - 105%	119.11% - 125.57%	53.91% - 126.85%
Expected exercise term in years (4)	0.25 - 1.00	0.75	0.08 - 1.00

(1)	The risk –free interest rate was determined by management using the one month Treasury bill yield as of the valuation dates.

(2)	The expected dividend yield is based on the Company's current dividend yield as the best estimate of projected dividend yield for periods within the expected term of the share options and similar instruments.

(3)	The volatility was determined by referring to the average historical volatility of a peer group of public companies because we do not have sufficient trade history to determine our historical volatility.

(4)	The exercise term is the remaining contractual term of the convertible instrument at the valuation date.

The change in fair values of the derivative liabilities related to the Convertible Notes for the three months ended March 31, 2015 is summarized as:

Fair value of derivatives December 31, 2014	$1,256,159
New issuances	317,786
Conversion of derivative liabilities	(251,597)
Change in fair value of derivative liabilities	352,807
Fair value of derivative liabilities at March 31, 2015	$1,675,155

NOTE 7 – DERIVATIVE LIABILITY

The Company has determined that the variable conversion prices under its convertible notes caused the embedded conversation feature to be a financial derivative. The Company may not have enough authorized common stock to settle its obligation if the note holder elects to convert the note into common shares when the trading price is lower than a certain threshold.

The derivative instruments were valued at loan origination date, date of debt conversion and at December 31, 2014The fair values of the derivative liabilities related to the conversion options of these notes was estimated on the transaction dates (loan original date and date of debt conversion) using the Multinomial Lattice option pricing model, under the following assumptions:

	RM - DC Tranche 1	MP	RM – DC Tranche 2
Shares of common stock issuable upon exercise of debt	6,086,956	4,642,214	6,086,956
Estimated market value of common stock on measurement date	$0.09-0.155	$0.05	$0.05
Exercise price	$0.10	$0.02262	$0.10
Risk free interest rate (1)	0.11%-0.03%	0.11%	0.21%
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility (2)	49.41%-219%	94.98%	102.85%
Expected exercise term in years	1.00- 0.25	1.00	1

(1)	The risk –free interest rate was determined by management using the one month Treasury bill yield as of the issuance dates.
(2)	The volatility was determined by referring to the average historical volatility of a peer group of public companies because we do not have sufficient trade history to determine our historical volatility.

The fair value of the debt derivative liabilities related to the conversion options of these notes was estimated as of December 31, 2014 using the Multinomial Lattice option pricing model, under the following assumptions:

	RM – DC			RM – DC
	Tranche 1	MP		Tranche 2

Shares of common stock issuable upon exercise of debt	3,400,000		13,707,030		6,086,957
Estimated market value of common stock on measurement date	$	$		$
Exercise price	$0.1		$0.00766		$0.1
Risk free interest rate (1)	0.04%		0.12%		0.25%
Expected dividend yield	0.00%		0.00%		0.00%
Expected volatility (2)	61.54%		76.90%		105%
Expected exercise term in years	0.25		0.75		1.00

The change in fair values of the derivative liabilities related to the Convertible Notes are summarized as:

Fair value of derivatives related to RM-DC Notes	$1,305,676
Fair value of derivatives related to MP Note	196,408
Conversion of derivative liability	(153,050)
Change in fair value of derivative liability	(92,875)
Fair value of derivative liabilities at December 31, 2014	$1,256,159